RECENT EVENTS	6 Months Ended
Jun. 30, 2022
Branded Online Inc dba Nogin [Member]
Recent Events
15.	RECENT EVENTS
On February 14, 2022, the Company, together with SWAG filed a Form
S-4
registration statement related to plans of a merger between the parties with Nogin as the surviving entity and a wholly owned subsidiary of SWAG, which was approved by the SEC in July 2022 (Note 16). As of June 30, 2022, $2.8 million of direct and incremental transaction costs have been deferred and are included in prepaid and other current assets, and in accrued expense and other liabilities, on the condensed consolidated balance sheet.
On April 20, 2022, SWAG and the Company entered into an amended merger agreement, which secured private placement fund financing in the form of subscription agreements pursuant to which SWAG agreed to issue and sell, at the par value of the notes, to subscribers immediately prior to the closing of the merger up to an aggregate principal amount of $75 million of 7% convertible senior notes due 2026 and an aggregate of 1.5 million warrants. The financing is conditioned upon the closing of the merger.